Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Convertible Note Payable Abstract
Schedule of convertible notes payable
	Outstanding Principal as of December 31,	Outstanding Principal as of December 31,	Interest	Conversion		Maturity	Warrants granted
	2022	2021	Rate	Price		Date	Quantity	Exercise Price
The July 2021 Convertible Loan Agreement	-	168,850	6.0%	-	(*)	July -22	-	-
The May 2022 Convertible Loan Agreement	50,092	-	11%	-	(*)	May-23	-	-
The May 2022 Convertible Note Offering	990,000	-	18%	2.00	(*)	November-22	4,000,000	$3.00 – $6.00
The July 2022 Convertible Note Offering	3,750,000	-	18%	0.20	(*)	March-23	2,150,000	$3.00 – $6.00
The First October 2022 Convertible Loan Agreement	104,250	-	10%	-	(*)	September-23
The Second October 2022 Convertible Loan Agreement	300,000	-	10%	-	(*)	October-23
The Third October 2022 Convertible Loan Agreement	866,650	-	10%	0.20	(*)	April-23
The December 2022 Convertible Loan Agreement	750,000	-	-%	0.20	(*)	April-23	562,500.00	$0.20
	6,810,992	168,850
Less: Debt Discount	(1,426,728)	(8,120)
Less: Debt Issuance Costs	(14,665)	(1,537)
	5,369,599	159,193

(*)	As subject to adjustment as further outlined in the notes